Statements of Changes in Shareholders’ Equity ₪ in Thousands, $ in Thousands	Share capital ILS (₪)	Share capital USD ($)	Share premium ILS (₪)	Share premium USD ($)	Accumulated deficit ILS (₪)	Accumulated deficit USD ($)	ILS (₪)
Balance at Jan. 01, 2019	[1]		₪ 179,929		₪ (211,144)		₪ (31,215)
Total comprehensive loss					(109,194)		(109,194)
Issuance of Ordinary shares, net of issuance costs			70,270				70,270
Exercise of options			1,402				1,402
Share-based compensation			3,684				3,684
Balance at Dec. 31, 2019			255,285		(320,338)		(65,053)
Total comprehensive loss					(4,455)		(4,455)
Exercise of warrants			45,274				45,274
Exercise of options			166				166
Share-based compensation			9,472				9,472
Balance at Dec. 31, 2020			310,197		(324,793)		(14,596)
Total comprehensive loss					(39,978)		(39,978)
Issuance of Ordinary shares, net of issuance costs			69,003				69,003
Share-based compensation			8,904				8,904
Balance at Dec. 31, 2021			₪ 388,104		₪ (364,771)		₪ 23,333
Balance (in Dollars) at Dec. 31, 2021 | $		$ 124,792		$ (117,290)		$ 7,502

[1]	Represents less than NIS\USD 1.